Skadden, Arps, Slate, Meagher & Flom llp

One Manhattan West

New York, NY 10001

________

DIRECT DIAL 212-735-2116 EMAIL ADDRESS RICHARD.GROSSMAN@SKADDEN.COM	TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com February 1, 2024

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VIA EDGAR U.S. Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549
RE: ASA Gold and Precious Metals Ltd. Commission File Number: 001-32357 Preliminary Proxy Materials Relating to 2024 Annual General Meeting of Shareholders

Ladies and Gentlemen:

On behalf ASA Gold and Precious Metals Ltd. (the “Company”), we are transmitting for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary proxy statement and form of proxy (the “Preliminary Proxy Materials”) relating to the Company’s 2024 Annual General Meeting of Shareholders (the “Annual General Meeting”).

Saba Capital Management, L.P. and its affiliates (“Saba”) has notified the Company that it intends to nominate a slate of four nominees to stand for election as directors at the Annual General Meeting in opposition to the nominees recommended by the Board of Directors of the Company. The Company is filing the Preliminary Proxy Materials because the Preliminary Proxy Materials comment upon and reference Saba’s “solicitation in opposition” (as defined in Rule 14a-6(a) of the Exchange Act) to the Company’s director nominees standing for election at the Annual General Meeting.

February 1, 2024

Please be advised that, in accordance with Rule 14a-6(b) of the Exchange Act, the Company intends to release definitive proxy materials on or prior to February 19, 2024 by sending to its shareholders a definitive proxy statement and form of proxy, as well as a copy of the Company’s Annual Report for the year ended December 31, 2023. To accommodate the Company’s proposed timing for the release of definitive proxy materials, we would appreciate your prompt attention to the Preliminary Proxy Materials. Please direct any communications concerning the Preliminary Proxy Materials to the undersigned at (212) 735-2116 or Richard.Grossman@skadden.com.

Very truly yours,

/s/ Richard J. Grossman

Richard J. Grossman

cc:	ASA Gold and Precious Metals Ltd.

Jennifer Gonzalez, K&L Gates LLP